UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at November 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 64.1%
	Aerospace & Defense: 3.9%
70,000	AAR Corp. *	$2,311,400

	Auto Components: 4.4%
161,000	Noble International Ltd.	2,627,520

	Biotechnology: 5.1%
190,000	Luminex Corp. *	3,041,900

	Chemicals: 3.0%
108,000	American Vanguard Corp.	1,765,800

	Commercial Banks: 6.6%
24,000	Bank of the Ozarks, Inc.	698,160
104,000	First State Bancorp.	1,520,480
44,000	Hancock Holding Co.	1,725,240
		3,943,880
	Energy Equipment & Services: 7.4%
136,300	ION Geophysical Corp. *	2,103,109
72,000	PHI, Inc. *	2,296,080
		4,399,189
	Health Care Providers & Services: 4.4%
48,200	Quest Diagnostics, Inc.	2,653,892

	Internet Software & Services: 6.5%	`
500,000	NIC, Inc.	3,900,000

	Machinery: 4.1%
138,000	3D Systems Corp. *	2,424,660

	Oil & Gas: 2.5%
98,500	Delta Petroleum Corp. *	1,513,945

	Oil & Gas Exploration & Production: 4.6%
87,000	Gulf Island Fabrication, Inc.	2,767,470

	Software: 3.5%
120,000	EPIQ Systems, Inc. *	2,090,400

	Specialty Retail: 8.1%
109,000	Cabela's, Inc. - Class A *	1,802,860
82,800	Collective Brands, Inc. *	1,269,324
54,700	O'Reilly Automotive, Inc. *	1,797,442
		4,869,626
	TOTAL COMMON STOCKS
	(Cost $32,083,414)	38,309,682

Principal
Amount
	CORPORATE BONDS: 29.7%
	Aerospace & Defense: 0.5%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015	310,484

	Capital Markets: 0.8%
	Goldman Sachs Group, Inc.
200,000	6.875%, 01/15/2011	212,585
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	260,328
		472,913
	Chemicals: 1.7%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	998,447

	Commercial Banks: 1.6%
	BB&T Corp.
1,000,000	4.900%, 06/30/2017	942,166

	Commercial Services & Supplies: 1.7%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	1,020,328

	Communications Equipment: 3.4%
	Cisco Systems, Inc.
2,000,000	5.500%, 02/22/2016	2,036,180

	Computers & Peripherals: 0.4%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	252,927

	Diversified Financial Services: 4.7%
	CIT Group, Inc.
2,000,000	5.000%, 02/01/2015	1,776,210
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	570,829
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	487,804
		2,834,843
	Diversified Telecommunication Services: 0.7%
	AT&T Corp.,
415,000	6.000%, 03/15/2009	422,436

	Energy Equipment & Services: 1.3%
	PHI, Inc.
800,000	7.125%, 04/15/2013	780,000

	Food: 1.0%
	McCormick & Co., Inc.,
500,000	3.350%, 04/15/2009	500,245
	Sara Lee Corp.,
75,000	6.000%, 01/15/2008	74,982
		575,227
	Food Products: 0.7%
	Kraft Foods, Inc.
400,000	5.250%, 10/01/2013	397,946

	Holding & Other Investment Offices: 3.4%
	Colonial Bank
2,033,000	6.375%, 12/01/2015	2,011,704

	Household Durables: 2.4%
	Leggett & Platt, Inc.
1,500,000	4.650%, 11/15/2014	1,467,437

	Household Products: 0.7%
	Procter & Gamble Co.
450,000	3.500%, 12/15/2008	444,499

	Insurance: 1.3%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	761,675

	Road & Rail: 0.2%
	CSX Transportation, Inc.
125,000	7.770%, 04/01/2010	135,182

	Specialty Retail: 3.2%
	The Home Depot, Inc.
2,000,000	5.400%, 03/01/2016	1,898,394

	TOTAL CORPORATE BONDS
	(Cost $18,147,113)	17,762,788

Shares	SHORT-TERM INVESTMENT: 5.9%
3,519,545	Federated Cash Trust Money Market	3,519,545
	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,519,545)	3,519,545

	TOTAL INVESTMENTS IN SECURITIES: 99.7%
	(Cost $53,750,072)	59,592,015
	Other Assets in Excess of Liabilities: 0.3%	217,741
	TOTAL NET ASSETS: 100.0%	$59,809,756

*	Non income producing security .

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$53,750,072
Gross unrealized appreciation	8,201,538
Gross unrealized depreciation	(2,359,595)
Net unrealized appreciation	$5,841,943

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date January 11, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  January 29, 2008

* Print the name and title of each signing officer under his or her signature.